FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of risk management strategy related to hedge accounting [abstract]
Disclosure of detailed information about foreign currency risk [Table Text Block]
	December 31, 2023	December 31, 2022
	Canadian dollar	Canadian dollar
Cash and cash equivalents	56,876	18,867
Advances receivable and prepaids	420,120	373,964
Accounts payable and accrued liabilities	(653,175)	(601,665)
Due from related parties	714,283	810,109
Due to related parties	-	(16,729)
Employee retention allowance	(234,471)	(234,471)
Loans	(40,000)	(36,344)
Total foreign currency financial assets and liabilities	263,632	313,731
Foreign exchange closing rate	0.7561	0.7383
Total foreign currency financial assets and liabilities in US $	199,335	231,628
Impact of a 10% strengthening of the US $ on net loss	19,934	23,163

Disclosure of credit risk [Table Text Block]
	December 31,	December 31,
	2023	2022
Cash and cash equivalents	$639,680	$182,175
Advances receivable and prepaid expenses	$408,729	$360,176
	$1,048,409	$542,351

Disclosure of detailed information about capital management [Table Text Block]
	December 31,	December 31,
	2023	2022
Share capital	$100,184,783	$98,916,239
Reserves	$12,511,661	$12,137,446
Deficit	$(91,128,928)	$(69,861,983)
	$21,567,516	$41,191,702